Accrued Expenses and Other Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

9. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	December 31,	June 30,
	2022	2023
Payroll payable	$1,884	$1,755
Value added taxes and other taxes payable	993	973
Subscription amount received for unvested restricted shares	913	724
Technical service fee payable	438	-
Other accrued expenses	621	585
	$4,849	4,037

10.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	December 31,
	2021	2022

Payroll payable	$1,046	$1,884
Value added taxes and other taxes payable	144	993
Subscription amount received for unvested restricted shares	1,318	913
Technical service fee payable	-	438
Other accrued expenses	379	621
	$2,887	$4,849